Consolidated Statements of Shareholders' Equity - USD ($)	Issued capital [member]	Other reserves [member]	Warrant Reserves [member]	Convertible loan note reserve [member]	Retained earnings [member]	Translation reserve [member]	Total
Balance at Mar. 31, 2022	$ 123,976,510	$ 2,355,040	$ 53,413		$ (112,426,034)	$ (11,011,527)	$ 2,947,402
Balance, shares at Mar. 31, 2022	21,144,774
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 7,323,354						7,323,354
Shares issued for Fundraising, net, shares	4,341,500
Expenses settled in shares	$ 86,028						86,028
Expenses settled in shares, shares	33,500
Options charge		1,286,128					1,286,128
Options forfeiture		(12,412)					(12,412)
Warrants charge			28,963				28,963
Total transactions	$ 7,409,382	1,273,716	28,963				8,712,061
Total transactions, shares	4,375,000
Loss for the period					(13,271,685)		(13,271,685)
Currency translation						(441,015)	(441,015)
Total comprehensive income					(13,271,685)	(441,015)	(13,712,700)
Proceeds from Convertible loan note
Balance at Mar. 31, 2023	$ 131,385,892	3,628,756	82,376		(125,697,719)	(11,452,542)	(2,053,237)
Balance, shares at Mar. 31, 2023	25,519,774
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 6,208,508						6,208,508
Shares issued for Fundraising, net, shares	4,159,270
Expenses settled in shares	$ 2,368,287						2,368,287
Expenses settled in shares, shares	1,557,272
Options charge		1,121,273					1,121,273
Options forfeiture		(1,419)					(1,419)
Warrants charge			11,372				11,372
Total transactions	$ 11,726,795	1,119,854	11,372				12,858,021
Total transactions, shares	7,816,542
Loss for the period					(16,825,461)		(16,825,461)
Currency translation						141,095	(141,095)
Total comprehensive income					(16,825,461)	141,095	(16,684,366)
Issuance of shares, related party loan conversion	$ 3,150,000						3,150,000
Issuance of shares related party loan conversions, shares	2,100,000
Proceeds from Convertible loan note
Balance at Mar. 31, 2024	$ 143,112,687	4,748,610	93,748		(142,523,180)	(11,311,447)	(5,879,582)
Balance, shares at Mar. 31, 2024	33,336,316
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 1,705,742						1,705,742
Shares issued for Fundraising, net, shares	1,219,846
Expenses settled in shares	$ 32,302						32,302
Expenses settled in shares, shares	25,842
Options charge		734,989					734,989
Options forfeiture		(4,298,784)			4,204,500		(94,284)
Total transactions	$ 3,604,586	(3,563,795)		950,000	4,204,500		5,195,291
Total transactions, shares	2,684,499
Loss for the period					(4,706,292)		(4,706,292)
Currency translation						(158,973)	(158,973)
Total comprehensive income					(4,706,292)	(158,973)	(4,865,265)
Shares issued in lieu of consultancy fees	$ 437,498						437,498
Shares issued in lieu of consultancy fees, shares	300,266
Shares issued in lieu of Bonus	$ 347,500						347,500
Shares issued in lieu of Bonus, shares	250,000
Shares issued in lieu of interest	$ 750,000						750,000
Shares issued in lieu of interest, shares	500,000
Fees on CLN issuance	$ 331,545						331,545
Fees on CLN issuance, shares	388,545
Proceeds from Convertible loan note				950,000			950,000
Balance at Mar. 31, 2025	$ 146,717,274	$ 1,184,815	$ 93,748	$ 950,000	$ (143,024,972)	$ (11,470,420)	$ (5,549,555)
Balance, shares at Mar. 31, 2025	36,020,815